ADVANCED SERIES TRUST

AST BlackRock Value Portfolio

Supplement dated June 18, 2013 to the Summary Prospectus, Prospectus and Statement of Additional Information (SAI) dated April 29, 2013

Effective immediately, Chris Leavy will no longer be a Portfolio Manager to the AST BlackRock Value Portfolio (Portfolio). Accordingly, all references to Mr. Leavy are hereby deleted in the Summary Prospectus, Prospectus and SAI.

Portfolio Manager Peter Stournaras will take over the primary day-to-day management of the Portfolio immediately.

ASTSUP8